Short-term Investments	12 Months Ended
Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Short-term Investments

NOTE 4. Short-term Investments

The Company’s short-term investments consist of short-term bank deposits and marketable securities. Bank deposits with maturities of more than three months but less than one year are included in short-term bank deposits. Short-term deposits are stated at cost which approximates market values. As of December 31, 2017, the Company's bank deposits totaled $15.0 million, are in U.S. dollars and bear interest at a weighted average annual interest rate of 1.6%. There were no short-term bank deposits held by the Company at December 31, 2016.

The following is a summary of short-term investments at December 31, 2017:

	December 31, 2017
(Dollars in thousands)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Certificates of deposit	$1,462	$-	$-	$1,462
Corporate debt securities	7,149	-	(3)	7,146
Total	$8,611	$-	$(3)	$8,608

All short-term investments are held as available-for-sale and mature within twelve months of December 31, 2017. Management reviews unrealized losses individually and in the aggregate at each reporting period and has determined that none the balances are other than temporarily impaired based upon the brief duration of time that the investments have been at a loss position as of December 31, 2017. The Company had no short-term investments at December 31, 2016.